Organization and Business Description (Details)		12 Months Ended
	Jan. 13, 2022 $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Jul. 01, 2023	Jan. 26, 2023	Jan. 04, 2023	Oct. 26, 2022	Jul. 27, 2022	Jul. 20, 2022	Apr. 16, 2020
Organization and Business Description (Details) [Line Items]
Stock keeping units, description		The Company offers approximately 37,700 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others, 14,500 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices, 36,800 SKUs of sundry products, including home goods, and 39,500 SKUs of other products, including food and alcoholic beverages, as well as advertising services by key opinion leaders (“KOLs”).	The Company offers approximately 37,700 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others, 14,500 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices, 36,800 SKUs of sundry products, including home goods, and 39,500 SKUs of other products, including food and alcoholic beverages, as well as advertising services by key opinion leaders (“KOLs”).
IPO of american depositary shares (in Shares)	6,250,000
Public offering price per ADS (in Dollars per share) | $ / shares	$ 4
ADS issued shares (in Shares)	250,000
Total cash		$ 2,842,173	¥ 392,673,800
Tokyo Lifestyle Limited [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership interest				100.00%		40.00%	60.00%	100.00%	100.00%
Reiwatakiya [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership interest					40.00%	40.00%	60.00%
Seas Global Limited [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership interest							60.00%		100.00%
Shenzhen Qingzhiliangpin Network Technology Co., Ltd. [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership interest										100.00%